Client Name:
Client Project Name:	BRAVO 2025-NQM8
Start - End Dates:	4/24/2024 - 5/19/2025
Deal Loan Count:	299

Conditions Report 2.0

Loans in Report:	299
Loans with Conditions:	116

62 - Total Active Conditions
62 - Non-Material Conditions
44 - Credit Review Scope
4 - Category: Application
13 - Category: Assets
10 - Category: Credit/Mtg History
5 - Category: Income/Employment
1 - Category: Insurance
5 - Category: LTV/CLTV
6 - Category: Terms/Guidelines
18 - Property Valuations Review Scope
5 - Category: Appraisal
3 - Category: FEMA
10 - Category: Property
114 - Total Satisfied Conditions

77 - Credit Review Scope
3 - Category: Application
15 - Category: Assets
6 - Category: Credit/Mtg History
2 - Category: DTI
9 - Category: Income/Employment
6 - Category: Insurance
22 - Category: Legal Documents
1 - Category: LTV/CLTV
11 - Category: Terms/Guidelines
2 - Category: Title
29 - Property Valuations Review Scope
10 - Category: Appraisal
16 - Category: FEMA
3 - Category: Property
8 - Compliance Review Scope
3 - Category: Ability to Repay/Qualified Mortgage
4 - Category: Documentation
1 - Category: Federal Higher-Priced
2 - Total Waived Conditions

1 - Credit Review Scope
1 - Category: LTV/CLTV
1 - Property Valuations Review Scope
1 - Category: Property

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